Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 28, 2013
Class A | Thrivent Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Thrivent Income Fund LUBIX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Thrivent Income Fund seeks high current income while preserving principal.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund’s secondary investment objective is to obtain long-term growth of capital in order to maintain investors’ purchasing power.
Expense [Heading]	rr_ExpenseHeading	Fees And Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund of Thrivent Mutual Funds. More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on pages 118 through 120 of this prospectus and the “Sales Charges” section under the heading “Purchase, Redemption and Pricing of Shares” of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 117% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	117.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund of Thrivent Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The principal strategies of the Fund are to invest in investment-grade corporate bonds, government bonds, asset-backed securities, and mortgage-backed securities. (Asset-backed securities are securities backed by notes or receivables originated by banks, credit card companies or other providers of credit). Under normal conditions, at least 65% of the Fund’s assets will be invested in debt securities or preferred stock at least in the “Baa” major rating category by Moody’s or at least in the “BBB” major rating category by S&P or unrated securities considered to be of comparable quality by the Fund’s Adviser.

The Fund may also invest in high yield, high risk bonds, notes, debentures and other debt obligations or preferred stock commonly known as “junk bonds.” At the time of purchase these securities are rated within or below the “BB” major rating category by S&P or the “Ba” major rating category by Moody’s or are unrated but considered to be of comparable quality by the Adviser.

		The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what debt obligations to buy and sell. The Adviser may purchase bonds of any maturity and generally focuses on U.S. companies that it believes are financially sound and have strong cash flow, asset values and interest or dividend earnings. The adviser purchases bonds of foreign issuers as well, however. Please note that the Fund will likely use an interest rate management technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Fund.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objectives.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Bonds may exhibit price fluctuations due to changes in interest rate or bond yield levels.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

High Yield Risk. High yield securities to which the Fund’s portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Foreign Securities Risk. To the extent the Fund’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Futures Contract Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.

		Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Volatility And Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the Barclays U.S. Aggregate Bond Index, which measures the performance of U.S. investment grade bonds. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

On July 16, 2004, the Fund became the successor by merger to Lutheran Brotherhood Income Fund. Prior to the merger, the Fund had no assets or liabilities. The performance presented for the period prior to the merger is for Lutheran Brotherhood Income Fund, which commenced operations on June 1, 1972.

The bar chart includes the effects of fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

		How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-THRIVENT
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Thrivent.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR TOTAL RETURN Annual Return (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart includes the effects of fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	Q2 ‘09	+10.79%
Worst Quarter:	Q3 ‘08	-6.13%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2012)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Class A | Thrivent Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.34%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%
1 Year	rr_ExpenseExampleYear01	525
3 Years	rr_ExpenseExampleYear03	685
5 Years	rr_ExpenseExampleYear05	859
10 Years	rr_ExpenseExampleYear10	1,361
2003	rr_AnnualReturn2003	8.08%
2004	rr_AnnualReturn2004	4.28%
2005	rr_AnnualReturn2005	1.89%
2006	rr_AnnualReturn2006	5.03%
2007	rr_AnnualReturn2007	3.00%
2008	rr_AnnualReturn2008	(11.64%)
2009	rr_AnnualReturn2009	21.17%
2010	rr_AnnualReturn2010	11.64%
2011	rr_AnnualReturn2011	5.42%
2012	rr_AnnualReturn2012	10.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.13%)
1 Year	rr_AverageAnnualReturnYear01	5.86%
5 Years	rr_AverageAnnualReturnYear05	5.92%
10 Years	rr_AverageAnnualReturnYear10	5.18%
Class A | Thrivent Income Fund | (after taxes on distributions) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.57%
5 Years	rr_AverageAnnualReturnYear05	4.22%
10 Years	rr_AverageAnnualReturnYear10	3.53%
Class A | Thrivent Income Fund | (after taxes on distributions and redemptions) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.78%
5 Years	rr_AverageAnnualReturnYear05	4.02%
10 Years	rr_AverageAnnualReturnYear10	3.43%
Class A | Thrivent Income Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%

[1]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.